Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Mar. 27, 2024 USD ($)	Mar. 27, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Sellers paid compensation					$ 694,030	¥ 5,000,000
Allowance for credit losses	$ 172,081		$ 101,964	$ 2,907
Land use right term	50 years	50 years
land use right expiration	Jan. 05, 2073	Jan. 05, 2073
Amortization expenses	$ 600,607		601,291	409,442
Impairment loss of goodwill	1,732,454		1,362,441	1,792,392
Carrying amount of goodwill			1,780,569
Impairment losses of intangible assets	1,401,416
Other non-current assets	1,405
Lease liabilities	$ 2,809
Weighted average discount rate	3.23%			3.81%
Lease payments	$ 80			$ 7,713
Warranty claim	0		0
Advance from customer	160,687		143,723
Advance from customers and recognized	76,296		206,516	147,807
Contract assets	0		0
Advertisement and business promotion expenses	42		5,751	77,361
Underpayment of taxes	14,250	¥ 100,000
Land Use Rights [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expenses	$ 33,817		$ 33,856	$ 25,936
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	7.2125		7.2043	7.0533
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	1		1
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 172,081		$ 101,964	$ 2,907
Consolidated Balance Sheet [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange translation rates	7.119		7.0176
Consolidated Balance Sheet [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange translation rates	1		1
Consolidated Statements of Operations [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates (in Dollars per share) | $ / shares				$ 1
Advances to Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss	$ 0		$ 0	$ 0
Changzhou Sixun [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of contingent asset
Fair value of contingent asset			265,205
Carrying amount of goodwill			$ 1,780,569	$ 3,057,943
Changzhou Sixun [Member]
Summary of Significant Accounting Policies [Line Items]
Equity percentage	100.00%